Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
14.	Derivative Financial Instruments

Interest rate swaps

Effective on
August 8, 2017,
Euroseas Ltd. entered into an interest rate swap with HSBC Bank Plc. ("HSBC") for a notional amount of
$5.0
million, in order to manage interest costs and the risk associated with changing interest rates of the loans associated with M/V "Eirini P.", M/V "Tasos" and M/V "Pantelis" and, therefore, was allocated to the Company. Under the terms of the swap, HSBC Bank Plc. makes a quarterly payment to Euroseas equal to the
3
-month LIBOR while Euroseas pays an adjustable rate averaging
1.93%
(HSBC Bank Plc. makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays the fixed rate of
1.40%
until
August 8, 2018
then
1.75%
until
August 8, 2019
then
1.85%
until
August 8, 2020
and then
2.32%
until
August 8, 2022)
based on the notional amount. The swap is effective from
August 8, 2017
to
August 8, 2022.
The swap agreement was novated to EuroDry on
May 30, 2018.

On
July 24, 2018,
EuroDry entered into an interest rate swap with HSBC for a notional amount of
$5.0
million. Under this contract HSBC makes a quarterly payment to EuroDry equal to the
3
-month LIBOR while EuroDry pays a fixed rate of
2.93%
based on the notional amount. The swap is effective from
July 24, 2018
to
July 24, 2023.

The interest rate swaps did
not
qualify for hedge accounting as of
December
31,
2017
and
2018.

Freight Forward Agreements (“FFA”)

In
October 2018,
the Company entered into
one
FFA contract on the Baltic Panamax Index (“BPI”) for the
first
three
calendar months of
2019,
totaling
90
days at an average time charter equivalent rate of
$12,200
per day.
The
contract is settled on a monthly basis using the average of the BPI for the days of the month the BPI is published.  The Company receives a payment if the average BPI for the month is below the contract rate equal to the difference of the contract rate less the average BPI for the month times the number of contract days sold; if the average BPI for the month is greater than the contract rate the Company makes a payment equal to the difference of the average BPI for the month less the contract rate times the number of contract days sold. If the Company buys contracts previously sold (or the opposite) the Company receives or pays the difference of the two
rates for the period covered by the contracts.

The FFA contract did
not
qualify for hedge accounting. The Company follows guidance relating to “Fair value measurements” to calculate the fair value of the FFA contract (see Note
16
).

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2017	December 31, 2018
FFA contract	Long-term assets– Derivatives	-	49,350

Interest rate swap contracts	Long-term assets – Derivatives	51,453	5,680

Total derivative assets		51,453	55,030

Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2017	Year Ended December 31, 2018
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	51,453	(45,773)
Interest rate swap contracts - Realized (loss) / gain	Gain on derivatives, net	(2,286)	10,209
FFA contract – Fair value	Gain on derivatives, net	-	49,350
Total net gain on derivatives		49,167	13,786